Annual Total Returns - FidelitySystematicMunicipalBondIndexETF-PRO - FidelitySystematicMunicipalBondIndexETF-PRO - Fidelity Systematic Municipal Bond Index ETF - Fidelity Systematic Municipal Bond Index ETF
Dec. 27, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Annual Return 2020	3.10%
Annual Return 2021	1.27%
Annual Return 2022	(9.42%)
Annual Return 2023	5.92%